FINANCIAL RISK MANAGEMENT - Schedule of Functional Currency of Group Operations (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Euro
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 115	£ 113
US Dollar
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	134	95
Other non-Sterling
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 7	£ 12